Description of Plan - Additional Information (Details) - EBP 003						12 Months Ended
	Jan. 01, 2025 Age	Dec. 31, 2024 USD ($)	Nov. 21, 2023 shares	Sep. 18, 2004	Sep. 17, 2004	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Outstanding common shares distribution percentage			100.00%
Number of shares received for each share under spin off | shares			1
Applicable age | Age	73
Employer contribution, matching percentage	50.00%	25.00%		1.00%		50.00%
Percentage of participant compensation eligible for matching contribution						4.00%
Age description						Union employees of the Company who are at least age 18 and have been employed for 90 are eligible to participate in the Plan. Eligibility for employer contributions requires six months of service.
Maximum contribution percentage of compensation						90.00%
Vesting percentage	100.00%					100.00%
Forfeited nonvested accounts		$ 1,220				$ 1,879	$ 1,220
Amount to offset company contributions						0	25,603
Amount to offset fees						1,929	7,023
Ending balances in revenue sharing account		$ 564				1,613	$ 564
Maximum amount, participants may borrow from plan accounts						$ 50,000
Percentage maximum amount, participants may borrow from plan accounts						50.00%
Retirement age, description						Normal retirement age under the Plan is 65. Early retirement age under the Plan is 62 for the participants.
Up to and Including Age 44
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage					1.00%
Ages 45 through 54
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage					2.00%
Ages 55 through 59
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage					4.00%
Ages 60 and Over
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage					8.00%
Maximum
EBP, Description of Plan [Line Items]
Percentage of participant compensation eligible for matching contribution	4.00%	8.00%
Percentage of contribution to common shares fund						25.00%
Loan repayment period						5 years
Minimum
EBP, Description of Plan [Line Items]
Percentage of contribution to common shares fund						25.00%